Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effects of Reinsurance [Line Items]
Direct premiums and contract charges	$ 1,294,462	$ 1,328,917	$ 1,463,472
Assumed premiums and contract charges	4,768	4,749	5,939
Ceded premiums and contract charges	(949,894)	(971,047)	(1,106,638)
Net amount	$ 349,336	$ 362,619	$ 362,773